Segment Information, Geographic Location (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 23, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 1,110				$ 1,107				$ 1,110	$ 1,107
Net sales	2,574	$ 2,293	$ 2,385	$ 2,321	2,643	$ 2,184	$ 2,318	$ 2,065	9,573	9,210	$ 9,231
U.S. Government Agencies [Member]
Segment Reporting Information [Line Items]
Net sales									6,697	6,399	6,120
Commercial [Member]
Segment Reporting Information [Line Items]
Net sales									1,456	1,280	1,373
Foreign Governments [Member]
Segment Reporting Information [Line Items]
Net sales									1,420	1,531	1,738
Reportable Geographical Components [Member] | U.S. [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	936				960				936	960
Net sales									7,344	6,947	6,734
Reportable Geographical Components [Member] | United Kingdom [Member]
Segment Reporting Information [Line Items]
Net sales									335	331	336
Reportable Geographical Components [Member] | Canada [Member]
Segment Reporting Information [Line Items]
Net sales									280	297	281
Reportable Geographical Components [Member] | Australia [Member]
Segment Reporting Information [Line Items]
Net sales									268	254	321
Reportable Geographical Components [Member] | China [Member]
Segment Reporting Information [Line Items]
Net sales									167	67	83
Reportable Geographical Components [Member] | South Korea [Member]
Segment Reporting Information [Line Items]
Net sales									134	127	207
Reportable Geographical Components [Member] | Japan [Member]
Segment Reporting Information [Line Items]
Net sales									125	81	95
Reportable Geographical Components [Member] | FRANCE
Segment Reporting Information [Line Items]
Net sales									84	75	62
Reportable Geographical Components [Member] | Other [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 174				$ 147				174	147
Net sales									836	1,031	1,112
Reportable Geographical Components [Member] | Total International [Member]
Segment Reporting Information [Line Items]
Net sales									$ 2,229	$ 2,263	$ 2,497